Fair Value Measurements	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

Investment Securities

As of June 30, 2015, we had cash equivalents and short-term investments measured at fair value on a recurring basis. As of December 31, 2014, we did not have any cash equivalents or short-term investments measured at fair value on a recurring basis. The carrying amounts of our financial instruments, which include cash equivalents, prepaid expenses, accounts payable, accrued expenses and all related party amounts approximate their fair values as of June 30, 2015, primarily due to their short-term nature. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.

Available-for-sale marketable securities consist of corporate debt securities, commercial paper and government sponsored entities and were measured at fair value using Level 2 inputs. We determine the fair value of Level 2 related securities with the aid of valuations provided by third parties using proprietary valuation models and analytical tools. These valuation models and analytical tools use market pricing or prices for similar instruments that are both objective and publicly available, including matrix pricing or reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids and/or offers. We validate the fair values of Level 2 financial instruments by comparing these fair values to a third-party pricing source. No transfers between levels have occurred during the periods presented.

The following table summarizes, by major security type, our cash equivalents and short-term investments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of June 30, 2015, in thousands:

	Fair Value Measurements at June 30, 2015
	Balance	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$18,753	$18,753	$—	$—
Short-term investments:
Government sponsored entities	13,316	—	13,316	—
Corporate debt securities	8,933	—	8,933	—
Commercial paper	3,896	—	3,896	—

Total short-term investments	26,145	—	26,145	—

Total	$44,898	$18,753	$26,145	$—

Derivative Liability

Our license agreement with The Regents of the University of California San Francisco, or UCSF, which was amended in April 2015, provides for an indexed milestone payment upon the occurrence of a qualified financing and a subsequent initial public offering or a change of control event, as defined in the agreement. The indexed milestone was determined to qualify as an embedded derivative liability requiring an estimate of fair value. The UCSF derivative liability is measured at fair value (Level 3) on a recurring basis and is included in other long-term liabilities on the condensed balance sheets. No transfers between levels have occurred during the periods presented.

We estimate the fair value of our derivative liabilities at the time of issuance and subsequent remeasurement at each reporting date using a probability model that considers the probability of achieving the events that would trigger such liabilities and the estimated time period the liabilities would be outstanding. The estimates are based, in part, on subjective assumptions and could differ materially in the future. Changes to these assumptions can have a significant impact on the fair value of the derivative liabilities.

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

Derivative Liabilities (In thousands)
Balance at December 31, 2014	$196
Change in fair value(1)	307

Balance at June 30, 2015	$503

(1)	The amount is included within research and development expenses on our condensed statement of operations and comprehensive loss. The change in fair value of the derivative liability for the three and six months ended June 30, 2015 was $210,000 and $307,000, respectively.